Related Party Transactions and Balances (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Consulting fees	$ 16,460	$ 7,786	$ 37,672	$ 15,926
Directors' fees	$ 1,045,957		1,045,957
Officer [Member]
IfrsStatementLineItems [Line Items]
Consulting fees			21,667		$ 6,283
Director [Member]
IfrsStatementLineItems [Line Items]
Directors' fees			$ 53,752		$ 42,247